ACQUISITIONS, DISPOSITIONS AND INTANGIBLES (Details) (USD $)	2 Months Ended	12 Months Ended	1 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 anchorpad	Sep. 30, 2011 Plaza Frontenac	Sep. 30, 2011 St Louis Galleria	Sep. 30, 2011 CPPIB	Nov. 09, 2010 Predecessor	Dec. 31, 2011 Predecessor numerator denominator	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Owings Mills Mall sqft	Dec. 31, 2011 Owings Mills Mall Kimco	Dec. 31, 2011 Consolidated Properties property
Acquisitions and Dispositions
Number of anchor pads acquired		11
Purchase price of anchor pads acquired		$ 78,700,000
Number of properties sold											14
Aggregate sales proceeds	108,914,000	627,872,000				39,450,000		6,416,000			507,300,000
Reduction in mortgage payable											114,800,000
Number of properties transferred to lender in lieu of debt											8
Reduction in mortgage notes payable due to transfer of properties to lender in lieu of debt											406,500,000
Gross leasable area (in square feet)									1,000,000
Percentage of interest in real estate property contributed to joint venture									50.00%	50.00%
Cash contributed into joint venture					$ 83,000,000				$ 2,100,000	$ 16,400,000
Percentage of interest in real estate property received in exchange for contribution to joint venture			55.00%	74.00%
Common stock conversion ratio, numerator							1
Common stock conversion ratio, denominator							1